THE CUTLER TRUST

July 27, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       The Cutler Trust (the "Registrant")
File Nos. 811-07242; 33-52850
Registration Statement on form N-14

Ladies and Gentlemen:

Enclosed for filing on  behalf of the Registrant  named above is its Registration Statement on Form N-14.

The filing relates to the proposed reorganization of The Elite Income Fund, a series of The Elite Group, into the Cutler Income Fund, a new series of the Registrant.  The proposed transaction is structured to qualify as a tax-free reorganization in which the Registrant would issue shares of the Cutler Income Fund to the shareholders of The Elite Income Fund in exchange for The Elite Income Fund's assets at relative net asset value.

By virtue of the transaction, shareholders of The Elite Income Fund would become shareholders of the Cutler Income Fund and would hold shares of the Cutler Income Fund of a value equal to the net asset value of the shares of The Elite Income Fund held by them immediately prior to the transaction.

Please  contact  Tina  Bloom at  513/587-3418  if you  have any  questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary